HOL03   139073


                SUPPLEMENT TO THE PROSPECTUS
                    DATED MARCH 31, 2000
               NML VARIABLE ANNUITY ACCOUNT A


      On page 16 of the prospectus dated March 31, 2000, under the heading "Description of Payment Plans", the sentence which follows "1. Payments for a Certain Period."
is deleted and replaced by the following:


    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.


       The date of this Prospectus Supplement is April 12,

                            2000.